SUBSEQUENT EVENTS AFTER AUGUST 16, 2021	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SUBSEQUENT EVENTS AFTER AUGUST 16, 2021

10. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

NOTE 11. — SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below and as described in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 27, 2021, the Panel granted the Company’s request for continued listing of the Company’s equity securities on the Nasdaq Capital Market pursuant to an extension, subject to certain milestones, through June 1, 2021 so that the Company may seek to complete an initial business combination and regain compliance with the listing rules. If the Company does not regain compliance with the Rule by the required date, Nasdaq would delist the Company’s equity securities from the Nasdaq Capital Market.

On January 31, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Ensysce, and EB Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), relating to a proposed business combination transaction between the Company and Ensysce.

Pursuant to the Merger Agreement, Merger Sub will merge with and into Ensysce, with Ensysce surviving such merger as a wholly owned subsidiary of the Company and the stockholders of Ensysce becoming stockholders of the Company (the “Merger”).

Ensysce’s issued and outstanding share capital as of immediately prior to the Merger Effective Time will, at the closing (the “Business Combination Closing”) of the transactions contemplated by the Merger Agreement (collectively, the “Transaction”), be canceled and converted into the right to receive the Company’s common stock, par value $0.0001 per share (the “LACQ Common Stock”) calculated based on an exchange ratio of 0.06585 (the “Exchange Ratio”).

The Transaction will be consummated subject to the deliverables and provisions as further described in the Merger Agreement.

On January 31, 2021, the underwriters of the Company’s initial public offering agreed to reduce the total deferred underwriting fee that is to be paid to such underwriters upon the consummation of the Company’s initial business combination to $2,000,000, which may under certain situations be payable in the form of LACQ Common Stock.

On January 31, 2021, the Company and GTWY Holdings entered into an amendment to the Gateway Promissory Note to permit conversion of all or a portion of the promissory note into warrants at a price of $1.00 per warrant. In connection with such amendment, GTWY Holdings elected to convert the full principal balance of the Gateway Promissory Note into 566,288 warrants.

On February 23, 2021, the Company entered into a fourth amendment to the Company’s Expense Advancement Agreement with its sponsors and strategic investor to increase the total amount of advances available to the Company under the agreement by $160,000. The promissory notes covering the prior loan balance in the aggregate amount of $300,000 was amended and restated on February 24, 2021 in order to reflect the incremental increase of the total amount of advances available to the Company thereunder to $460,000 and all of which increase was drawn on February 24, 2021.

Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SUBSEQUENT EVENTS AFTER AUGUST 16, 2021

NOTE 12 – SUBSEQUENT EVENTS AFTER AUGUST 16, 2021

On September 24, 2021, the Company entered into the Securities Purchase Agreement for an aggregate financing of $15 million with institutional investors. At the first closing under the Securities Purchase Agreement, which occurred on September 24, 2021, the Company issued to the investors (i) Investor Notes in the aggregate principal amount of $5.3 million for an aggregate purchase price of $5 million and (ii) Investor Warrants to purchase 361,158 shares of common stock in the aggregate at an exercise price of $7.63 per share. At the second closing under the Securities Purchase Agreement, which will occur upon certain conditions being satisfied, the Company will issue to the institutional investors referenced above, (i) Investor Notes in the aggregate principal amount of $10.6 million for an aggregate purchase price of $10 million and (i) Investor Warrants to purchase 722,317 shares of common stock in the aggregate at an exercise price of $7.63 per share. The second closing will occur no later than the 2nd trading day after the registration statement has been declared effective by the SEC.

The Securities Purchase Agreement limits the Company’s ability to execute certain debt and equity financings, including its existing $60.0 million share subscription facility, while the Investor Notes are outstanding. Without the availability of proceeds through the share subscription facility, existing cash resources are not sufficient to allow us to fund current planned operations through the next 12 months following the filing of this registration statement, which raises substantial doubt about the Company’s ability to continue as a going concern.

On October 6, 2021, the Superior Court dismissed with prejudice the case filed on July 12, 2021 by the Company’s former financial advisor following effectiveness of the Resale Registration Statement.